Consolidated Statements of Partners'/Stockholders' Equity - USD ($) $ in Thousands		Total		New Academy Holding Company, LLC	Partners' Equity		Partners' Equity New Academy Holding Company, LLC	Partners' Equity Cumulative Effect, Period of Adoption, Adjustment	Partners' Equity Cumulative Effect, Period of Adoption, Adjustment New Academy Holding Company, LLC	Common Stock	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) New Academy Holding Company, LLC
Redeemable Membership Units, beginning balance (in shares) at Jan. 28, 2017				3,813,842
Redeemable Membership Units, beginning balance at Jan. 28, 2017				$ 15,231
Increase (Decrease) in Temporary Equity [Roll Forward]
Equity contributions from Managers (in shares)				200,648
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units (in shares)				8,238
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				$ 1,200
Redeemable Membership Units, ending balance (in shares) at Feb. 03, 2018				4,022,728
Redeemable Membership Units, ending balance at Feb. 03, 2018				$ 16,431
Partners' Equity, beginning balance (in shares) at Jan. 28, 2017							224,000,107
Partners' Equity, beginning balance at Jan. 28, 2017				$ 756,262			$ 759,668							$ (3,406)
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at Jan. 28, 2017				227,813,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				$ 58,501			58,501
Equity compensation				4,580			4,580
Equity contributions from Managers				1,150			1,150
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				(1,200)			(1,200)
Option Payment adjustment due to forfeitures				21			$ 21
Unrealized loss on interest rate swaps				5,876										5,876
Recognized interest expense on interest rate swaps				7,497										7,497
Partners' Equity, ending balance (in shares) at Feb. 03, 2018							224,000,107
Partners' Equity, ending balance at Feb. 03, 2018				$ 832,687			$ 822,720							9,967
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Feb. 03, 2018				228,022,835
Increase (Decrease) in Temporary Equity [Roll Forward]
Equity contributions from Managers (in shares)				231,624
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units (in shares)				34,704
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				$ 1,454
Redeemable Membership Units, ending balance (in shares) at Feb. 02, 2019		1,362,000	[1]	4,289,056
Redeemable Membership Units, ending balance at Feb. 02, 2019		$ 17,885		$ 17,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				21,442			21,442
Equity compensation				4,633			4,633
Equity contributions from Managers				1,250			1,250
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				(1,454)			$ (1,454)
Unrealized loss on interest rate swaps				(2,625)										(2,625)
Recognized interest expense on interest rate swaps				1,106										1,106
Partners' Equity, ending balance (in shares) at Feb. 02, 2019					71,111,000	[1]	224,000,107
Partners' Equity, ending balance at Feb. 02, 2019		$ 857,039		$ 857,039	$ 848,591		$ 848,591						$ 8,448	8,448
Partners' Equity, ending balance (Accounting Standards Update 2016-02) at Feb. 02, 2019								$ 5,075	$ 5,075
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Feb. 02, 2019		72,473,000	[1]	228,289,163
Redeemable Membership Units, ending balance (in shares) at May. 04, 2019	[1]	1,362,000
Redeemable Membership Units, ending balance at May. 04, 2019		$ 17,885
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		25,406		$ 25,406	25,406
Equity compensation		2,022			$ 2,022
Unrealized loss on interest rate swaps		(3,510)											(3,510)
Recognized interest expense on interest rate swaps		(882)											(882)
Partners' Equity, ending balance (in shares) at May. 04, 2019	[1]				71,111,000
Partners' Equity, ending balance at May. 04, 2019		$ 885,150			$ 881,094								4,056
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at May. 04, 2019	[1]	72,473,000
Redeemable Membership Units, beginning balance (in shares) at Feb. 02, 2019		1,362,000	[1]	4,289,056
Redeemable Membership Units, beginning balance at Feb. 02, 2019		$ 17,885		$ 17,885
Redeemable Membership Units, ending balance (in shares) at Nov. 02, 2019	[1]	162,000
Redeemable Membership Units, ending balance at Nov. 02, 2019		$ 2,818
Partners' Equity, beginning balance (in shares) at Feb. 02, 2019					71,111,000	[1]	224,000,107
Partners' Equity, beginning balance at Feb. 02, 2019		$ 857,039		$ 857,039	$ 848,591		$ 848,591						8,448	8,448
Partners' Equity, beginning balance (Accounting Standards Update 2016-02) at Feb. 02, 2019								5,075	5,075
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at Feb. 02, 2019		72,473,000	[1]	228,289,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		$ 102,305
Partners' Equity, ending balance (in shares) at Nov. 02, 2019	[1]				72,306,000
Partners' Equity, ending balance at Nov. 02, 2019		$ 969,083			$ 976,538								(7,455)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Nov. 02, 2019	[1]	72,468,164
Redeemable Membership Units, beginning balance (in shares) at Feb. 02, 2019		1,362,000	[1]	4,289,056
Redeemable Membership Units, beginning balance at Feb. 02, 2019		$ 17,885		$ 17,885
Increase (Decrease) in Temporary Equity [Roll Forward]
Equity contributions from Managers (in shares)				19,231
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units (in shares)				57,363
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				$ 400
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)				(91,008)
Adjustment to Redeemable Membership Units for repurchase of units from Managers				$ (538)
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights (in shares)				(3,763,118)
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights				$ (14,929)
Redeemable Membership Units, ending balance (in shares) at Feb. 01, 2020		162,000	[1]	511,524
Redeemable Membership Units, ending balance at Feb. 01, 2020		$ 2,818		$ 2,818
Partners' Equity, beginning balance (in shares) at Feb. 02, 2019					71,111,000	[1]	224,000,107
Partners' Equity, beginning balance at Feb. 02, 2019		$ 857,039		$ 857,039	$ 848,591		$ 848,591						8,448	8,448
Partners' Equity, beginning balance (Accounting Standards Update 2016-02) at Feb. 02, 2019								$ 5,075	$ 5,075
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at Feb. 02, 2019		72,473,000	[1]	228,289,163
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				$ 120,043			120,043
Equity compensation				7,881			7,881
Equity contributions from Managers				100			100
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units				(400)			$ (400)
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)							91,008
Adjustment to Redeemable Membership Units for repurchase of units from Managers				$ 538			$ 538
Repurchase of Redeemable Membership Units (in shares)				(473,000)			(91,008)
Repurchase of Redeemable Membership Units				$ (473)			$ (473)
Reclassification of membership units with lapsed put rights (in shares)							3,763,118
Reclassification of membership units with lapsed put rights				14,930			$ 14,930
Unrealized loss on interest rate swaps				(16,096)										(16,096)
Recognized interest expense on interest rate swaps				(418)										(418)
Partners' Equity, ending balance (in shares) at Feb. 01, 2020					72,306,000	[1]	227,763,225
Partners' Equity, ending balance at Feb. 01, 2020		$ 988,219		$ 988,219	$ 996,285		$ 996,285						(8,066)	(8,066)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Feb. 01, 2020		72,468,164	[1]	228,274,749
Redeemable Membership Units, beginning balance (in shares) at May. 04, 2019	[1]	1,362,000
Redeemable Membership Units, beginning balance at May. 04, 2019		$ 17,885
Increase (Decrease) in Temporary Equity [Roll Forward]
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units (in shares)	[1]	18,000
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		$ 300
Redeemable Membership Units, ending balance (in shares) at Aug. 03, 2019	[1]	1,380,000
Redeemable Membership Units, ending balance at Aug. 03, 2019		$ 18,185
Partners' Equity, beginning balance (in shares) at May. 04, 2019	[1]				71,111,000
Partners' Equity, beginning balance at May. 04, 2019		$ 885,150			$ 881,094								4,056
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at May. 04, 2019	[1]	72,473,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		$ 48,347		$ 48,347	48,347
Equity compensation		2,445			2,445
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		(300)			$ (300)
Unrealized loss on interest rate swaps		(9,632)											(9,632)
Recognized interest expense on interest rate swaps		(708)											(708)
Partners' Equity, ending balance (in shares) at Aug. 03, 2019	[1]				71,111,000
Partners' Equity, ending balance at Aug. 03, 2019		$ 925,302			$ 931,586								(6,284)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Aug. 03, 2019	[1]	72,491,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Equity contributions from Managers (in shares)	[1]	6,000
Equity contributions from Managers	[1]	$ 0
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		$ 101
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)	[1]	(29,000)
Adjustment to Redeemable Membership Units for repurchase of units from Managers		$ (538)
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights (in shares)	[1]	1,195,000
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights		$ (14,930)
Redeemable Membership Units, ending balance (in shares) at Nov. 02, 2019	[1]	162,000
Redeemable Membership Units, ending balance at Nov. 02, 2019		$ 2,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		28,552		$ 28,552	28,552
Equity compensation		1,405			1,405
Equity contributions from Managers		100			100
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		(100)			$ (100)
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)	[1]				29,000
Adjustment to Redeemable Membership Units for repurchase of units from Managers		$ 538			$ 538
Repurchase of Redeemable Membership Units (in shares)	[1]	(29,000)			(29,000)
Repurchase of Redeemable Membership Units		$ (473)			$ (473)
Reclassification of membership units with lapsed put rights (in shares)	[1]				1,195,000
Reclassification of membership units with lapsed put rights		14,930			$ 14,930
Unrealized loss on interest rate swaps		(1,317)											(1,317)
Recognized interest expense on interest rate swaps		146											146
Partners' Equity, ending balance (in shares) at Nov. 02, 2019	[1]				72,306,000
Partners' Equity, ending balance at Nov. 02, 2019		$ 969,083			$ 976,538								(7,455)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Nov. 02, 2019	[1]	72,468,164
Redeemable Membership Units, ending balance (in shares) at Feb. 01, 2020		162,000	[1]	511,524
Redeemable Membership Units, ending balance at Feb. 01, 2020		$ 2,818		$ 2,818
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)				17,738
Partners' Equity, ending balance (in shares) at Feb. 01, 2020					72,306,000	[1]	227,763,225
Partners' Equity, ending balance at Feb. 01, 2020		$ 988,219		$ 988,219	$ 996,285		$ 996,285						(8,066)	(8,066)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Feb. 01, 2020		72,468,164	[1]	228,274,749
Increase (Decrease) in Temporary Equity [Roll Forward]
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units (in shares)	[1]	12,000
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		$ 200
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)	[1]	(2,000)
Adjustment to Redeemable Membership Units for repurchase of units from Managers		$ (41)
Redeemable Membership Units, ending balance (in shares) at May. 02, 2020	[1]	172,000
Redeemable Membership Units, ending balance at May. 02, 2020		$ 2,977
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		(10,020)			(10,020)
Equity compensation		2,109			2,109
Adjustment to Redeemable Membership Units for settlement of vested Restricted Units		(200)			$ (200)
Adjustment to Redeemable Membership Units for repurchase of units from Managers (in shares)	[1]				2,000
Adjustment to Redeemable Membership Units for repurchase of units from Managers		$ 41			$ 41
Repurchase of Redeemable Membership Units (in shares)	[1]	(2,000)			(2,000)
Repurchase of Redeemable Membership Units		$ (37)			$ (37)
Unrealized loss on interest rate swaps		(4,434)											(4,434)
Recognized interest expense on interest rate swaps		1,893											1,893
Partners' Equity, ending balance (in shares) at May. 02, 2020	[1]				72,306,000
Partners' Equity, ending balance at May. 02, 2020		$ 977,571			$ 988,178								(10,607)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at May. 02, 2020	[1]	72,474,000
Redeemable Membership Units, beginning balance (in shares) at Feb. 01, 2020		162,000	[1]	511,524
Redeemable Membership Units, beginning balance at Feb. 01, 2020		$ 2,818		$ 2,818
Partners' Equity, beginning balance (in shares) at Feb. 01, 2020					72,306,000	[1]	227,763,225
Partners' Equity, beginning balance at Feb. 01, 2020		$ 988,219		$ 988,219	$ 996,285		$ 996,285						(8,066)	$ (8,066)
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at Feb. 01, 2020		72,468,164	[1]	228,274,749
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		$ 217,242
Stockholders'/partners' equity (in shares) at Oct. 31, 2020		88,104,000	[1]							88,104,000
Partners' Equity, ending balance at Oct. 31, 2020													(5,027)
Stockholders'/partners' equity at Oct. 31, 2020		$ 984,564	[1]							$ 881	$ 93,064	$ 895,646	(5,027)
Redeemable Membership Units, beginning balance (in shares) at May. 02, 2020	[1]	172,000
Redeemable Membership Units, beginning balance at May. 02, 2020		$ 2,977
Redeemable Membership Units, ending balance (in shares) at Aug. 01, 2020	[1]	172,000
Redeemable Membership Units, ending balance at Aug. 01, 2020		$ 2,977
Partners' Equity, beginning balance (in shares) at May. 02, 2020	[1]				72,306,000
Partners' Equity, beginning balance at May. 02, 2020		$ 977,571			$ 988,178								(10,607)
Redeemable Membership Units and Partners' Equity, beginning balance (in shares) at May. 02, 2020	[1]	72,474,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		$ 167,676			167,676
Equity compensation		1,581			$ 1,581
Unrealized loss on interest rate swaps		(606)											(606)
Recognized interest expense on interest rate swaps		2,874											2,874
Partners' Equity, ending balance (in shares) at Aug. 01, 2020	[1]				72,306,000
Partners' Equity, ending balance at Aug. 01, 2020		$ 1,149,096			$ 1,157,435								(8,339)
Redeemable Membership Units and Partners' Equity, ending balance (in shares) at Aug. 01, 2020	[1]	72,478,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights (in shares)	[1]	(172,000)
Effect of Reorganization Transactions and Reclassification of membership units with lapsed put rights		$ (2,977)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (Loss)		59,586										59,586
Distributions to holders of Membership Units		(257,000)			$ (257,000)
Effect of the Reorganization Transactions (in shares)					(72,306,000)	[1]				72,478,000
Effect of the Reorganization Transactions		2,977			$ (900,435)					$ 725	66,627	836,060
Equity compensation		$ 23,359									23,359
Issuance of Common Stock in IPO, net of Offering Costs (in shares)		15,625,000	[1]							15,625,000
Issuance of common stock in IPO, net of Offering Costs		$ 184,882								$ 156	184,726
Cumulative tax effect resulting from Reorganization Transactions		(148,829)									(148,829)
Share-Based Award Payments		$ (32,819)									(32,819)
Stock option exercises		1,000	[1]							1,000
Unrealized loss on interest rate swaps		$ (278)											(278)
Recognized interest expense on interest rate swaps		2,590											2,590
Loss on swaps from debt refinancing (net of tax impact of $330)		$ 1,000											1,000
Stockholders'/partners' equity (in shares) at Oct. 31, 2020		88,104,000	[1]							88,104,000
Partners' Equity, ending balance at Oct. 31, 2020													(5,027)
Stockholders'/partners' equity at Oct. 31, 2020		$ 984,564	[1]							$ 881	$ 93,064	$ 895,646	$ (5,027)

[1]	See Retrospective Presentation of Ownership Exchange in Note 2.